The profit and loss statement includes the following expenses arising from share-based payments: (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation
Stock option plans	€ 646	€ 1,182	€ 1,177
Free convertible preferred share plans	652	1,266	1,198
Free ordinary shares program	1,334	1,563	130
Equity warrants
Phantom shares	11,877	2,317	74
Share-based compensation expense	€ 14,509	€ 6,328	€ 2,578